Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	¥ 1,274	¥ 1,247
Derivative financial instruments, assets	70	223
Financial asset at fair value through profit or loss	121	96
Total, assets	16,429	6,679
Derivative financial instruments, liabilities	23	29
Total, liabilities	188,614	157,765
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	27	223
Derivative financial instruments, liabilities	10
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	1,274	1,247
Financial asset at fair value through profit or loss	121	96
Total, assets	1,465	1,566
Total, liabilities	23	29
At fair value [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	70	223
At fair value [member] | Forward currency contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, liabilities	23	29
At fair value [member] | Quoted prices in active markets (Level 1) [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	496	510
Financial asset at fair value through profit or loss	121	96
Total, assets	617	606
At fair value [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [Line Items]
Total, assets	70	223
Total, liabilities	23	29
At fair value [member] | Significant observable inputs (Level 2) [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	70	223
At fair value [member] | Significant observable inputs (Level 2) [member] | Forward currency contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, liabilities	23	29
At fair value [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	778	737
Total, assets	¥ 778	¥ 737